Restricted net assets	12 Months Ended
Dec. 31, 2014
Restricted net assets [Abstract]
Restricted net assets

19. Restricted net assets

PRC laws and regulations permit payments of dividends by the Company's subsidiaries, the VIEs and VIEs' subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company's subsidiaries, the VIEs and VIEs' subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Company's subsidiaries, the VIEs and VIEs' subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to US$171,566 as of December 31, 2014. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to its shareholders. Except for the above, there is no other restriction on the use of proceeds generated by the Company's subsidiaries, the VIEs and VIEs' subsidiaries to satisfy any obligations of the Company.

The Group performed a test on the restricted net assets of its consolidated subsidiaries, the VIEs and VIEs' subsidiaries (the "restricted net assets") in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), "General Notes to Financial Statements" and concluded that it was applicable for the Group needs to disclose the condensed financial statements for the parent company for the years ended December 31, 2013 and 2014. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as "Investments in subsidiaries and VIEs".

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group.

As of December 31, 2013 and 2014, the Company had no significant capital and other commitments, long-term obligations, or guarantee.

The Company's accounting policies are the same as the Group's policies with the exception of the accounting for the investments in subsidiaries and VIEs.

Condensed financial information of Parent Company

BALANCE SHEETS

As of December 31, 2013 and 2014

(U.S. dollars in thousands, except share data and per share data, unless otherwise noted)

	As of December 31,
	2013	2014

ASSETS
Current assets:
Cash and cash equivalents	40,835	42,959
Term deposits	152,190	281,513
Short-term investments	—	8,889
Prepayments and other current assets	456	2,530
Total current assets	193,481	335,891
Non-current assets:
Receivable from subsidiaries	—	23,000
Investments in subsidiaries and VIEs	27,031	149,070
Total non-current assets	27,031	172,070
Total assets	220,512	507,961
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued expenses and other current liabilities	229	644
Total current liabilities	229	644
Total liabilities	229	644
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.00001 par value, 5,000,000,000 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) and 176,375,211 (including 101,574,732 Class A and 74,800,479 Class B) shares issued and outstanding as of December 31, 2013 and 2014, respectively)	2	2
Additional paid-in capital	359,276	624,381
Accumulated deficit	(138,419)	(115,775)
Accumulated other comprehensive loss	(576)	(1,291)
Total shareholders' equity	220,283	507,317
Total liabilities and shareholders' equity	220,512	507,961

Condensed financial information of Parent Company

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

For the Years Ended December 31, 2012, 2013 and 2014

(U.S. dollars in thousands, unless otherwise noted)

	For the Year Ended December 31,
	2012	2013	2014

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
Operating (income)/expenses:
Sales and marketing expenses	—	—	—
Research and development expenses	—	—	—
General and administrative expenses	553	1,151	2,856
Share of (income)/loss of subsidiaries and VIEs	29,914	(19,790)	(19,539)
Total operating (income)/expenses	30,467	(18,639)	(16,683)
Income/(loss) from operations	(30,467)	18,639	16,683
Other income/(expenses):
Interest income	66	517	8,390
Foreign currency exchange gain/(loss), net	—	401	(2,429)
Income/(loss) before tax	(30,401)	19,557	22,644
Income tax benefits/(expenses)	—	—	—
Net income/(loss)	(30,401)	19,557	22,644
Accretions to preference shareholders redemption values	(10,233)	(9,134)	—
Income attributable to preference shareholders	—	(1,230)	—
Net income/(loss) attributable to ordinary shareholders	(40,634)	9,193	22,644
Net income/(loss)	(30,401)	19,557	22,644
Foreign currency translation adjustment, net of nil tax	(48)	(570)	396
Unrealized loss on available-for-sale securities	—	—	(1,111)
Comprehensive income/(loss)	(30,449)	18,987	21,929

Condensed financial information of Parent Company

STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2012, 2013 and 2014

(U.S. dollars in thousands, unless otherwise noted)

	For the Year Ended December 31,
	2012	2013	2014

Cash flows from operating activities	(25,790)	(56)	(16,861)
Cash flows from investing activities	—	(173,415)	(239,591)
Cash flows from financing activities	253	213,343	258,576
Effects of exchange rate changes on cash and cash equivalents	—	—	—
Net increase/(decrease) in cash and cash equivalents	(25,537)	39,872	2,124
Cash and cash equivalents at the beginning of the year	26,500	963	40,835
Cash and cash equivalents at the end of the year	963	40,835	42,959
Non-cash supplemental financing activities
Accretions to preference shareholders redemption values	10,233	9,134	—